Note 8 - Convertible Loan (Details Textual)					12 Months Ended
	Jun. 10, 2021 CAD ($) $ / shares shares	Jun. 10, 2021 USD ($) shares	Oct. 29, 2019 USD ($) $ / shares	Oct. 29, 2019 USD ($) shares	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)	Jun. 30, 2019 CAD ($)
Statement Line Items [Line Items]
Warrants issuable per US$1000 convertible loan				1.5
Exercise price, warrants (in CAD per share) | $ / shares	$ 1.20		$ 1.20
Warrants term (Year)				3 years
Number of common shares issuable for convertible loan (in shares) | shares				6,251,250
Number of warrants issuable for convertible loan (in shares) | shares				3,125,625
Total borrowings | $					$ 0	$ 4,955,500	$ 0
Number of common shares issued for convertible loan (in shares) | shares	6,251,250	6,251,250
Number of warrants issued for convertible loan (in shares) | shares	3,125,625	3,125,625
Borrowings, amount converted		$ 3,750,000			4,353,088
Interest paid | $	$ 181,286				$ 181,286	$ 0
Convertible loan [member]
Statement Line Items [Line Items]
Notional amount | $			$ 3,750,000	$ 3,750,000
Number of common shares issuable for each US$1000 convertible loan (in shares) | shares				1,667
Borrowings, interest rate			3.00%	3.00%	7.50%
Borrowing fee			4.50%	4.50%
Borrowing prepayment fee					3.00%
Borrowing costs capitalised | $				$ 199,869
Total borrowings | $			$ 3,550,131	$ 3,550,131
Borrowings, effective interest rate			4.10%	4.10%